Share-Based Compensation (Non-Employee Director Awards) (Details) (USD $)	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Elected Shares [Member]
Equity instruments other than options vested, shares	27,979	23,111	21,966
Equity instruments other than options vested, weighted average grant date fair value per share (in USD per share)	$ 29.26	$ 24.42	$ 27.49
Matching percentage of shares received in the stock election	50.00%
Elected Shares [Member] | 2009 Non-Employee Directors Stock Plan [Member]
Maximum percentage of annual director fees that can be received in common stock	100.00%
Elected Shares [Member] | Previous Non-Employee Director Stock Plans [Member]
Maximum percentage of annual director fees that can be received in common stock	50.00%
Director Restricted Award [Member]
Equity instruments other than options granted, shares	60,973	58,310	65,631
Equity instruments other than options granted, award vesting period	one-year period	three-year period	three-year period
Equity instruments other than options granted, weighted average grant date fair value per share	$ 28.87	$ 27.44	$ 24.99